UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 February 27, 2007

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	88

Form13F Information Table Value Total:	274959

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6928    88904 SH       SOLE                    73879             15025
Allstate Corp.                 COM              020002101     6887   105770 SH       SOLE                    90415             15355
Altria Group Inc               COM              02209s103      515     6000 SH       SOLE                                       6000
American Express Co.           COM              025816109     6555   108043 SH       SOLE                    98223              9820
American Intl. Group           COM              026874107     5003    69811 SH       SOLE                    58996             10815
Ameriprise Financial Inc.      COM              03076c106      759    13925 SH       SOLE                    11915              2010
Amgen Corp.                    COM              031162100     5061    74084 SH       SOLE                    61029             13055
Anadarko Petroleum Corporation COM              032511107      280     6426 SH       SOLE                     6426
Avon Products                  COM              054303102      355    10743 SH       SOLE                     8903              1840
BLDRS Emerging Market 50 Index COM              09348r300     1113    28600 SH       SOLE                    23025              5575
BP PLC Spons ADR               COM              055622104     5370    80037 SH       SOLE                    73980              6057
Bank of America Corp.          COM              060505104     6686   125238 SH       SOLE                   105383             19855
Bard (C.R.), Inc.              COM              067383109     2605    31400 SH       SOLE                    30475               925
Bell South Corp.               COM              079860102      750    15917 SH       SOLE                    15367               550
Berkshire Hathaway Class B     COM              084670207     4898     1336 SH       SOLE                     1116               220
Best Buy Co., Inc.             COM              086516101     1313    26685 SH       SOLE                    20241              6444
Bristol Myers Squibb Co.       COM              110122108      208     7919 SH       SOLE                     6619              1300
C D W Corporation              COM              12512n105     3861    54904 SH       SOLE                    45304              9600
CVS Corp.                      COM              126650100     4507   145799 SH       SOLE                   134125             11674
Chevron Corp.                  COM              166764100     6903    93878 SH       SOLE                    78284             15594
Cisco Systems, Inc.            COM              17275r102     4035   147630 SH       SOLE                   133600             14030
Citigroup Inc.                 COM              172967101     1060    19022 SH       SOLE                    15364              3658
Coca Cola Co.                  COM              191216100     3209    66514 SH       SOLE                    62364              4150
ConocoPhillips                 COM              20825c104     9388   130480 SH       SOLE                   107952             22528
Constellation Brands           COM              21036p108     5986   206285 SH       SOLE                   171600             34685
Costco Wholesale Corp.         COM              22160k105     5461   103288 SH       SOLE                    87783             15505
Danaher Corporation            COM              235851102     2524    34840 SH       SOLE                    28840              6000
Devon Energy Corporation       COM              25179m103     2300    34285 SH       SOLE                    30200              4085
Disney (Walt) Co.              COM              254687106     6025   175818 SH       SOLE                   157178             18640
Dresser-Rand Group             COM              261608103      814    33265 SH       SOLE                    27445              5820
DuPont                         COM              263534109      273     5596 SH       SOLE                     5596
Emerson Electric Co.           COM              291011104     2755    62494 SH       SOLE                    49194             13300
Exxon Mobil Corp.              COM              30231G102     9194   119974 SH       SOLE                   101272             18702
Fiserv Incorporated            COM              337738108     3539    67512 SH       SOLE                    55487             12025
Gannett Co. Inc.               COM              364730101     1288    21305 SH       SOLE                    19055              2250
General Electric Co.           COM              369604103    10937   293916 SH       SOLE                   245955             47961
Goldman Sachs Group            COM              38141g104     1851     9285 SH       SOLE                     8585               700
Goodrich Corporation           COM              382388106     2806    61610 SH       SOLE                    48100             13510
H. J. Heinz Co.                COM              423074103      212     4700 SH       SOLE                     4700
Harrah's Entertainment Inc.    COM              413619107     4188    50625 SH       SOLE                    43675              6950
Hewlett Packard Co             COM              428236103     5433   131911 SH       SOLE                   115361             16550
Home Depot Inc.                COM              437076102     5959   148385 SH       SOLE                   109560             38825
Honeywell Intl Inc.            COM              438516106     1871    41365 SH       SOLE                    36395              4970
Int'l Business Machines Corp.  COM              459200101     2606    26827 SH       SOLE                    21197              5630
Intel Corp.                    COM              458140100     1532    75642 SH       SOLE                    67492              8150
JP Morgan Chase & Co           COM              46625H100      890    18417 SH       SOLE                    18417
Johnson & Johnson              COM              478160104     9791   148297 SH       SOLE                   132622             15675
Kimberly - Clark               COM              494368103      673     9905 SH       SOLE                     3905              6000
Lincoln National Corporation   COM              534187109     1396    21031 SH       SOLE                    18659              2372
Lowe's Cos.                    COM              548661107      611    19627 SH       SOLE                    18877               750
Medco Health Solutions         COM              58405u102     5860   109659 SH       SOLE                    97632             12027
Medtronic, Inc.                COM              585055106     3945    73725 SH       SOLE                    60720             13005
Merck & Co. Inc.               COM              589331107     1751    40167 SH       SOLE                    36167              4000
Microsoft Corp.                COM              594918104     3245   108658 SH       SOLE                    97933             10725
Morgan Stanley                 COM              617446448     7997    98204 SH       SOLE                    93075              5129
Motorola Inc.                  COM              620076109     2708   131718 SH       SOLE                   114738             16980
Murphy Oil Corp.               COM              626717102     4165    81900 SH       SOLE                    64050             17850
Mylan Laboratories             COM              628530107      406    20330 SH       SOLE                    20330
Novo-Nordisk ADR               COM              670100205     1627    19450 SH       SOLE                    15190              4260
Oracle Corporation             COM              68389X105      212    12375 SH       SOLE                    12375
Pepsico Inc.                   COM              713448108     1578    25222 SH       SOLE                    21922              3300
Pfizer, Inc.                   COM              717081103     3729   143990 SH       SOLE                   128695             15295
Procter & Gamble               COM              742718109     6423    99945 SH       SOLE                    91980              7965
Prudential Financial Inc.      COM              744320102      219     2550 SH       SOLE                     2550
Regions Financial Corp. New    COM                            1660    44396 SH       SOLE                    34394             10002
Schering-Plough                COM              806605101      604    25568 SH       SOLE                    21568              4000
Schlumberger Ltd.              COM              806857108     3177    50295 SH       SOLE                    48050              2245
Scotts Miracle-Gro Co.         COM              810186106     1936    37481 SH       SOLE                    33256              4225
Standard & Poor's Dep. Rcpts.  COM              78462f103      365     2575 SH       SOLE                     2575
Stryker Corp.                  COM              863667101     3453    62660 SH       SOLE                    55520              7140
SunTrust Banks Inc.            COM              867914103     1716    20315 SH       SOLE                    16215              4100
TJX Companies Inc              COM              872540109     6674   233997 SH       SOLE                   196047             37950
Tim Hortons Inc                COM              88706M103     1921    66326 SH       SOLE                    55258             11068
Time Warner Inc.               COM              887317105      840    38590 SH       SOLE                    32125              6465
U. S. Bancorp                  COM              902973304     3775   104305 SH       SOLE                    98805              5500
UTI Worldwide Inc.             COM              g87210103      712    23810 SH       SOLE                    19730              4080
Union Pacific Corp.            COM              907818108      468     5090 SH       SOLE                     4690               400
United Parcel Service Cl B     COM              911312106     5524    73673 SH       SOLE                    61523             12150
United Technologies Corp.      COM              913017109     5410    86528 SH       SOLE                    79683              6845
Verizon Communications         COM              92343v104      355     9544 SH       SOLE                     8751               793
Wachovia Corporation           COM              929903102     3595    63118 SH       SOLE                    51359             11759
Wal-Mart Stores                COM              931142103      757    16389 SH       SOLE                    14939              1450
Walgreen Co.                   COM              931422109     1150    25055 SH       SOLE                    16665              8390
Washington Mutual Inc          COM              939322103      324     7124 SH       SOLE                     7124
WellPoint Inc.                 COM              94973v107     3033    38545 SH       SOLE                    36305              2240
Wells Fargo & Co.              COM              949746101     1505    42326 SH       SOLE                    36976              5350
Wendy's Intl                   COM              950590109     1621    49000 SH       SOLE                    40825              8175
Wyeth                          COM              983024100     1357    26642 SH       SOLE                    16442             10200